FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 706,242,167	$ 632,105,753
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	352,592,082	545,782,362
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	281,328,957	481,424,959
Total | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	71,263,125	64,357,403
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	281,328,957	481,424,959
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	281,328,957	481,424,959
Level 1 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	71,263,125	64,357,403
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	71,263,125	64,357,403
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Investments measured at net unit value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	353,650,085	86,323,391
Investments measured at net unit value | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	353,650,053	12,591,257
Investments measured at net unit value | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 32	$ 73,732,134